Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.55%
Aerospace & Defense–4.37%
General Dynamics Corp.	45,473	$10,967,178
Raytheon Technologies Corp.	302,815	29,999,882
Textron, Inc.	352,005	26,182,132
		67,149,192
Apparel Retail–1.39%
TJX Cos., Inc. (The)	352,457	21,351,845
Application Software–0.98%
Splunk, Inc.(b)	101,334	15,059,246
Automobile Manufacturers–2.79%
General Motors Co.(b)	980,110	42,870,011
Building Products–1.31%
Johnson Controls International PLC	306,744	20,113,204
Cable & Satellite–2.85%
Charter Communications, Inc., Class A(b)	32,095	17,508,464
Comcast Corp., Class A	559,907	26,214,846
		43,723,310
Casinos & Gaming–0.77%
Las Vegas Sands Corp.(b)	303,276	11,788,338
Communications Equipment–2.03%
Cisco Systems, Inc.	559,680	31,207,757
Construction & Engineering–1.25%
Quanta Services, Inc.	146,455	19,274,943
Consumer Finance–1.78%
American Express Co.	146,095	27,319,765
Data Processing & Outsourced Services–2.03%
Fiserv, Inc.(b)	148,780	15,086,292
PayPal Holdings, Inc.(b)	138,772	16,048,982
		31,135,274
Distillers & Vintners–1.37%
Diageo PLC (United Kingdom)	414,923	20,971,533
Diversified Banks–6.31%
Bank of America Corp.	977,548	40,294,528
Wells Fargo & Co.	1,168,773	56,638,740
		96,933,268
Electric Utilities–2.66%
American Electric Power Co., Inc.	141,389	14,106,381
Exelon Corp.	306,080	14,578,590
FirstEnergy Corp.	263,891	12,102,041
		40,787,012
Electrical Components & Equipment–0.93%
Emerson Electric Co.	145,464	14,262,745
Electronic Manufacturing Services–0.87%
TE Connectivity Ltd. (Switzerland)	102,040	13,365,199
Shares		Value
Fertilizers & Agricultural Chemicals–1.75%
Corteva, Inc.	468,095	$26,906,101
Food Distributors–1.95%
Sysco Corp.(c)	181,338	14,806,247
US Foods Holding Corp.(b)	402,887	15,160,638
		29,966,885
Gold–0.86%
Barrick Gold Corp. (Canada)	539,659	13,237,835
Health Care Distributors–1.42%
McKesson Corp.	71,238	21,808,089
Health Care Equipment–2.70%
Medtronic PLC	246,551	27,354,833
Zimmer Biomet Holdings, Inc.	109,864	14,051,606
		41,406,439
Health Care Facilities–1.12%
Universal Health Services, Inc., Class B	118,545	17,183,098
Health Care Services–2.78%
Cigna Corp.	104,972	25,152,341
CVS Health Corp.	173,393	17,549,105
		42,701,446
Hotels, Resorts & Cruise Lines–1.37%
Booking Holdings, Inc.(b)	8,958	21,037,415
Industrial Machinery–1.18%
Parker-Hannifin Corp.	64,031	18,169,437
Insurance Brokers–1.26%
Willis Towers Watson PLC	82,205	19,418,465
Integrated Oil & Gas–2.29%
Chevron Corp.	216,274	35,215,895
Internet & Direct Marketing Retail–1.14%
Amazon.com, Inc.(b)	5,388	17,564,611
Investment Banking & Brokerage–4.55%
Charles Schwab Corp. (The)	267,135	22,522,152
Goldman Sachs Group, Inc. (The)	80,193	26,471,709
Morgan Stanley	238,377	20,834,150
		69,828,011
IT Consulting & Other Services–3.26%
Cognizant Technology Solutions Corp., Class A	558,207	50,054,422
Managed Health Care–2.13%
Anthem, Inc.	33,055	16,237,277
Centene Corp.(b)	195,904	16,493,158
		32,730,435
Movies & Entertainment–2.20%
Netflix, Inc.(b)	30,743	11,516,020
Walt Disney Co. (The)(b)	162,873	22,339,661
		33,855,681

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Shares		Value
Multi-line Insurance–2.88%
American International Group, Inc.	704,455	$44,218,640
Oil & Gas Exploration & Production–6.92%
Canadian Natural Resources Ltd. (Canada)(c)	301,812	18,688,371
ConocoPhillips	441,900	44,190,000
Devon Energy Corp.	392,405	23,202,908
Pioneer Natural Resources Co.	80,679	20,172,170
		106,253,449
Other Diversified Financial Services–0.72%
Voya Financial, Inc.	167,367	11,104,800
Pharmaceuticals–6.40%
Bristol-Myers Squibb Co.	321,445	23,475,128
GlaxoSmithKline PLC	644,766	13,903,692
Johnson & Johnson	81,096	14,372,644
Merck & Co., Inc.	320,751	26,317,620
Sanofi (France)	198,437	20,237,449
		98,306,533
Railroads–2.33%
CSX Corp.	956,373	35,816,169
Real Estate Services–2.50%
CBRE Group, Inc., Class A(b)	418,705	38,319,882
Regional Banks–4.16%
Citizens Financial Group, Inc.	608,984	27,605,245
PNC Financial Services Group, Inc. (The)	58,172	10,729,825
Truist Financial Corp.	449,955	25,512,449
		63,847,519
Semiconductors–3.84%
Intel Corp.	476,501	23,615,390
NXP Semiconductors N.V. (China)	88,426	16,365,884
QUALCOMM, Inc.	124,395	19,010,044
		58,991,318
Specialty Chemicals–0.06%
Axalta Coating Systems Ltd.(b)	38,986	958,276
Shares		Value
Tobacco–1.94%
Philip Morris International, Inc.	317,827	$29,856,668
Trading Companies & Distributors–0.73%
Ferguson PLC(c)	83,334	11,176,756
Wireless Telecommunication Services–1.42%
T-Mobile US, Inc.(b)	169,329	21,733,377
Total Common Stocks & Other Equity Interests (Cost $1,020,006,260)		1,528,980,294
Money Market Funds–1.85%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	10,076,329	10,076,329
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	6,854,815	6,852,758
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	11,515,804	11,515,804
Total Money Market Funds (Cost $28,444,891)		28,444,891
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.40% (Cost $1,048,451,151)		1,557,425,185
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.57%
Invesco Private Government Fund, 0.31%(d)(e)(f)	7,218,286	7,218,285
Invesco Private Prime Fund, 0.34%(d)(e)(f)	16,844,350	16,842,666
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,060,197)		24,060,951
TOTAL INVESTMENTS IN SECURITIES–102.97% (Cost $1,072,511,348)		1,581,486,136
OTHER ASSETS LESS LIABILITIES—(2.97)%		(45,632,583)
NET ASSETS–100.00%		$1,535,853,553
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,116,205	$37,829,662	$(38,869,538)	$-	$-	$10,076,329	$1,632
Invesco Liquid Assets Portfolio, Institutional Class	6,630,010	27,021,187	(26,795,233)	-	(3,206)	6,852,758	869
Invesco Treasury Portfolio, Institutional Class	12,704,234	43,233,899	(44,422,329)	-	-	11,515,804	975
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,298,019	$126,192,371	$(122,272,105)	$-	$-	$7,218,285	$2,929*
Invesco Private Prime Fund	7,695,376	246,466,297	(237,311,516)	754	(8,245)	16,842,666	8,572*
Total	$41,443,844	$480,743,416	$(469,670,721)	$754	$(11,451)	$52,505,842	$14,977

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/29/2022	Bank of New York Mellon (The)	GBP	19,097,252	USD	25,279,682	$196,699
04/29/2022	State Street Bank & Trust Co.	EUR	235,148	USD	260,474	151
04/29/2022	State Street Bank & Trust Co.	GBP	270,324	USD	358,279	3,226
04/29/2022	State Street Bank & Trust Co.	USD	208,908	CAD	262,576	1,099
Subtotal—Appreciation						201,175
Currency Risk
04/29/2022	State Street Bank & Trust Co.	CAD	18,251,325	USD	14,507,981	(89,353)
04/29/2022	State Street Bank & Trust Co.	EUR	13,885,629	USD	15,324,166	(48,068)
04/29/2022	State Street Bank & Trust Co.	GBP	653,411	USD	856,474	(1,738)
04/29/2022	State Street Bank & Trust Co.	USD	246,544	CAD	307,848	(329)
04/29/2022	State Street Bank & Trust Co.	USD	216,011	EUR	193,476	(1,821)
Subtotal—Depreciation						(141,309)
Total Forward Foreign Currency Contracts						$59,866

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,473,867,620	$55,112,674	$—	$1,528,980,294
Money Market Funds	28,444,891	24,060,951	—	52,505,842
Total Investments in Securities	1,502,312,511	79,173,625	—	1,581,486,136
Other Investments - Assets*
Forward Foreign Currency Contracts	—	201,175	—	201,175
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(141,309)	—	(141,309)
Total Other Investments	—	59,866	—	59,866
Total Investments	$1,502,312,511	$79,233,491	$—	$1,581,546,002

*	Unrealized appreciation (depreciation).
Invesco V.I. Growth and Income Fund